Harbor Commodity Real Return Strategy Fund

The following information regarding Pacific Investment Management Company LLC (“PIMCO”), the subadviser for Harbor Commodity Real Return Strategy Fund, has changed:

Effective immediately, Nicholas J. Johnson and Jeremie Banet joined Mihir Worah as portfolio managers for Harbor Commodity Real Return Strategy Fund. Messrs. Worah, Johnson and Banet jointly manage the Harbor Commodity Real Return Strategy Fund.

Messrs. Johnson and Banet are Executive Vice Presidents and Portfolio Managers of PIMCO and have been associated with PIMCO since 2004 and 2011, respectively.

All references in the Prospectus to Mr. Worah as the sole portfolio manager for Harbor Commodity Real Return Strategy Fund are hereby replaced with references to Messrs. Worah, Johnson and Banet as joint portfolio managers for Harbor Commodity Real Return Strategy Fund.

Harbor Unconstrained Bond Fund

The following information regarding Pacific Investment Management Company LLC (“PIMCO”), the subadviser for Harbor Unconstrained Bond Fund, has changed:

Effective immediately, Marc P. Seidner replaced Saumil H. Parikh and joined Mohsen Fahmi and Daniel J. Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund. Messrs. Seidner, Fahmi and Ivascyn jointly manage the Harbor Unconstrained Bond Fund.

Mr. Seidner is Chief Investment Officer Non-traditional Strategies and a Managing Director of PIMCO. Mr. Seidner rejoined PIMCO in November 2014 after having previously been associated with PIMCO from 2009 until January 2014.

All references in the Prospectus to Mr. Parikh as portfolio manager for Harbor Unconstrained Bond Fund are hereby replaced with references to Messrs. Seidner, Fahmi and Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund.

January 15, 2015

Harbor Unconstrained Bond Fund

Effective September 26, 2014, Saumil H. Parikh, CFA, Mohsen Fahmi and Daniel J. Ivascyn have replaced William H. Gross, CFA, as the portfolio managers for Harbor Unconstrained Bond Fund. Messrs. Parikh, Fahmi and Ivascyn jointly manage the Harbor Unconstrained Bond Fund. Pacific Investment Management Company LLC (PIMCO) continues to serve as subadviser to the Fund.

Mr. Parikh is a Managing Director of PIMCO and has been associated with PIMCO since 2000. Mr. Fahmi is a Managing Director of PIMCO and has been associated with PIMCO since 2014. Mr. Ivascyn is Group Chief Investment Officer and a Managing Director of PIMCO and has been associated with PIMCO since 1998.

All references in the Prospectus to Mr. Gross as portfolio manager for Harbor Unconstrained Bond Fund are hereby replaced with references to Messrs. Parikh, Fahmi and Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund.

September 29, 2014

Investors Should Retain This Supplement For Future Reference

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